CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS [Line Items]
Net interest income	£ 13,396	£ 10,912	£ 9,274
Other income	8,695	23,325	30,337
Total income	22,091	34,237	39,611
Insurance claims	(3,465)	(15,578)	(22,344)
Total income, net of insurance claims	18,626	18,659	17,267
Operating expenses	(11,729)	(12,346)	(12,627)
Trading surplus	6,897	6,313	4,640
Impairment	(937)	(688)	(752)
Profit before tax	5,960	5,625	3,888
Taxation	(1,560)	(1,728)	(1,724)
Profit for the year	4,400	3,897	2,164
Parent [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS [Line Items]
Net interest income	(173)	(121)	66
Other income	4,524	2,792	3,618
Total income	4,351	2,671	3,684
Total income, net of insurance claims	4,351	2,671	3,684
Operating expenses	(246)	(255)	(221)
Trading surplus	4,105	2,416	3,463
Impairment	(3)
Profit before tax	4,102	2,416	3,463
Taxation	(80)	(17)	(328)
Profit for the year	4,022	2,399	3,135
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS [Line Items]
Net interest income	6,129	5,829	4,883
Other income	7,992	7,642	5,489
Total income	14,121	13,471	10,372
Total income, net of insurance claims	14,121	13,471	10,372
Operating expenses	(6,492)	(7,201)	(7,722)
Trading surplus	7,629	6,270	2,650
Impairment	(504)	(462)	(620)
Profit before tax	7,125	5,808	2,030
Taxation	(853)	(529)	(77)
Profit for the year	6,272	5,279	1,953
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS [Line Items]
Net interest income	7,769	5,360	4,661
Other income	7,136	22,553	30,349
Total income	14,905	27,913	35,010
Insurance claims	(3,465)	(15,578)	(22,344)
Total income, net of insurance claims	11,440	12,335	12,666
Operating expenses	(7,033)	(6,939)	(6,380)
Trading surplus	4,407	5,396	6,286
Impairment	(480)	(281)	(239)
Profit before tax	3,927	5,115	6,047
Taxation	(795)	(1,153)	(1,815)
Profit for the year	3,132	3,962	4,232
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - INCOME STATEMENTS [Line Items]
Net interest income	(329)	(156)	(336)
Other income	(10,957)	(9,662)	(9,119)
Total income	(11,286)	(9,818)	(9,455)
Total income, net of insurance claims	(11,286)	(9,818)	(9,455)
Operating expenses	2,042	2,049	1,696
Trading surplus	(9,244)	(7,769)	(7,759)
Impairment	50	55	107
Profit before tax	(9,194)	(7,714)	(7,652)
Taxation	168	(29)	496
Profit for the year	£ (9,026)	£ (7,743)	£ (7,156)